Share-Based Payments - Data Related to All Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value per stock option (in dollars per share)	$ 3.89	$ 4.30	$ 4.40
Aggregate intrinsic value on exercise	$ 389	$ 666	$ 458
Cash received upon exercise	1,019	1,263	1,002
Tax benefits realized related to exercise	112	187	131
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost related to nonvested stock options not yet recognized, pre-tax	$ 58	$ 159	$ 147
Weighted-average period over which stock option compensation cost is expected to be recognized (years)	1 year 1 month 6 days	1 year 9 months 18 days	1 year 9 months 18 days